Net Income per Share (Tables)	12 Months Ended
Dec. 31, 2014
Net Income per Share [Abstract]
Basic and Diluted Net Income per Share
	For the Years Ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
Net income per Class A and Class B ordinary share - basic:
Numerator:
Net income attributable to Phoenix New Media Limited	107,359	279,554	263,091	42,402
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding	619,849,313	602,991,298	595,521,893	595,521,893
Weighted average number of contingently issuable shares	4,160,957	2,997,099	2,094,730	2,094,730
Denominator used in computing net income per share — basic	624,010,270	605,988,397	597,616,623	597,616,623
Net income per Class A and Class B ordinary share — basic	0.17	0.46	0.44	0.07
Net income per Class A and Class B ordinary share - diluted:
Numerator:
Net income attributable to Phoenix New Media Limited	107,359	279,554	263,091	42,402
Denominator:
Denominator used in computing net income per share — basic	624,010,270	605,988,397	597,616,623	597,616,623
Share-based awards	19,737,876	16,432,062	17,003,487	17,003,487
Denominator used in computing net income per share — diluted	643,748,146	622,420,459	614,620,110	614,620,110
Net income per Class A and Class B ordinary share — diluted	0.17	0.45	0.43	0.07
Net income per ADS (1 ADS represents 8 Class A ordinary shares):
Denominator used in computing net income per ADS — basic	78,001,284	75,748,550	74,702,078	74,702,078
Denominator used in computing net income per ADS — diluted	80,468,518	77,802,557	76,827,514	76,827,514
Net income per ADS — basic	1.38	3.69	3.52	0.57
Net income per ADS — diluted	1.33	3.59	3.42	0.55